Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 27,623,023	$ 26,479,660
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,000	1,000
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	10,447,537	10,104,168
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,054,134	10,260,443
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	6,121,352	6,115,049
Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,700,733	807,939
Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	15,290,689	16,710,150
Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	749,461	829,368
Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	735,909	848,263
Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,446,716	2,275,908
Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	193,261	237,946
Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,169,011	2,970,275
Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	320,791	79,335
Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	327,878	82,163
Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	234,809	43,515
Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	414,841	341,532
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,008,978	763,398
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,220,675	4,994,006
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	162,845	100,504
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	144,138	108,770
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,336,565	2,187,124
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	30,098	87,942
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	972,658	518,244
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	244,721	58,075
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	254,534	62,266
Over-the-counter contracts [member] | Under 1 year [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,709	1,143
Over-the-counter contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	261,528	228,709
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	691,397	44,188
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	6,651,849	6,934,996
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	420,341	577,780
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	412,239	556,652
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	106,069	86,136
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	88,625	67,345
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,055,058	1,572,490
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	73,407	18,061
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	71,039	16,623
Over-the-counter contracts [member] | 1 to 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	108,637	35,621
Over-the-counter contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	140,225	93,431
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	358	353
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,418,165	4,781,148
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	166,275	151,084
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	179,532	182,841
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,082	2,648
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	74,538	82,659
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,141,295	879,541
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,663	3,199
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,305	3,274
Over-the-counter contracts [member] | Over 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	114,463	6,751
Over-the-counter contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,088	19,392
Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	12,804	68,526
Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	12,674	22,562
Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	731,233	630,344
Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	127,479	198,901
Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	154,610	332,769
Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	124	164
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	12,801	56,353
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	11,206	16,394
Exchange-traded contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	571,970	539,103
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	103,195	148,032
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	99,792	233,941
Exchange-traded contracts [member] | Under 1 year [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	124	164
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3	12,173
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,468	6,168
Exchange-traded contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	154,677	89,147
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	24,283	50,869
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	54,817	98,763
Exchange-traded contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,586	2,094
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1	65
Trading Derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	26,337,778	25,651,512
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,700,733	806,576
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	14,169,938	16,001,414
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	749,257	829,368
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	735,562	848,263
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,363,796	2,230,901
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	189,100	233,617
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,107,125	2,918,063
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	320,791	79,335
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	327,878	82,163
Trading Derivatives [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	234,066	42,785
Trading Derivatives [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	401,373	327,860
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	12,804	68,526
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	12,674	22,562
Trading Derivatives [member] | Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	731,233	630,344
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	126,879	197,251
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	154,445	332,320
Trading Derivatives [member] | Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	124	164
Other than trading [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,285,245	828,148
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		1,363
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,120,751	708,736
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	204
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	347
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	82,920	45,007
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,161	4,329
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	61,886	52,212
Other than trading [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	743	730
Other than trading [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,468	13,672
Other than trading [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	600	1,650
Other than trading [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 165	$ 449